UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Riverside Advisors, LLC
Address:  3280 Peachtree Road, NE  Suite 2670
          Atlanta, Georgia  30305


Form 13F File Number:  028-10856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Simmons
Title:    Chief Compliance Officer
Phone:    (404) 949-3101

Signature, Place, and Date of Signing:

      /s/ Brian Simmons              Atlanta, Georgia              08/02/2011
      -----------------              ----------------              ----------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           39
                                         -----------

Form 13F Information Table Value Total:  $   202,491
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

         COLUMN 1            COLUMN 2  COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7          COLUMN 8
---------------------------  --------  ---------  ----------  ---------------------  ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                             TITLE OF               VALUE      SHRS OR    SH/  PUT/  INVESTMENT   OTHER   --------------------------
      NAME OF ISSUER          CLASS      CUSIP     (x$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
---------------------------  --------  ---------  ----------  ----------  ---  ----  ----------  -------- -------- -------- --------
APPLE COMPUTER INC           COM       2046251         2,558       7,620  SH         SOLE                    2,558
ABBOTT LABS                  COM       2002305         6,225     118,300  SH         SOLE                    6,225
ARCHER-DANIELS-MIDLAND CO    COM       2047317         5,436     180,300  SH         SOLE                    5,436
Aflac Inc                    COM       2026361         5,116     109,600  SH         SOLE                    5,116
BANK OF AMERICA CORPORATION  COM       2295677           169      15,400  SH         SOLE                      169
CHINA MEDIAEXPRESS HOLDINGS  COM       B297ZZ5           538     292,200  SH         SOLE                      538
CELANESE CORP DEL            COM       B05MZT4         6,051     113,500  SH         SOLE                    6,051
CENTRAL FUND OF CANADA LTD   COM       2183471        27,588   1,354,360  SH         SOLE                   27,588
CELGENE CORP                 COM       2182348         2,521      41,800  SH         SOLE                    2,521
CONOCOPHILLIPS               COM       2685717           256       3,400  SH         SOLE                      256
CASH AMER INTL INC           COM       2179425         5,104      88,200  SH         SOLE                    5,104
CHEVRON CORP NEW             COM       2838555         5,430      52,800  SH         SOLE                    5,430
DOW CHEM CO                  COM       2278719         4,885     135,700  SH         SOLE                    4,885
DIRECTV Group, Inc.          COM       B42SH20         5,585     109,900  SH         SOLE                    5,585
GEORGIA GULF CORP            COM       2368290         4,756     197,000  SH         SOLE                    4,756
GILEAD SCIENCES INC          COM       2369174         9,740     235,200  SH         SOLE                    9,740
GAMESTOP CORP NEW            COM       B0LLFT5         5,529     207,300  SH         SOLE                    5,529
GOLDMAN SACHS GROUP INC      COM       2407966         4,538      34,100  SH         SOLE                    4,538
HARTFORD FINANCIAL SVCS GRP  COM       2476193         5,171     196,100  SH         SOLE                    5,171
Hewlett-Packard Company      COM       2424006         4,517     124,100  SH         SOLE                    4,517
JABIL CIRCUIT INC            COM       2471789         4,719     233,600  SH         SOLE                    4,719
JPMORGAN CHASE & CO          COM       2190385         4,593     112,200  SH         SOLE                    4,593
KRATON PERFORMANCE POLYMERS  COM       B547X79         5,206     132,900  SH         SOLE                    5,206
LOCKHEED MARTIN CORP         COM       2522096         5,206      64,300  SH         SOLE                    5,206
MASTERCARD INC CLASS A       COM       B121557         2,742       9,100  SH         SOLE                    2,742
MCKESSON CORP                COM       2378534         5,462      65,300  SH         SOLE                    5,462
MEDTRONIC INC                COM       2575465         5,995     155,600  SH         SOLE                    5,995
MILLICOM INTL CELLULAR S A   COM       2418128         5,530      53,300  SH         SOLE                    5,530
Microsoft Corporation        COM       2588173         3,468     133,400  SH         SOLE                    3,468
NEWMONT MINING CORP          COM       2636607         5,289      98,000  SH         SOLE                    5,289
NETEASE.COM ADR              COM       2606440         4,874     108,100  SH         SOLE                    4,874
PAN AMERICAN SILVER CORP     COM       2703396         4,124     133,500  SH         SOLE                    4,124
RAYTHEON CO                  COM       2758051         2,562      51,400  SH         SOLE                    2,562
SYMANTEC CORP                COM       2861078         5,593     283,600  SH         SOLE                    5,593
TRW AUTOMOTIVE HLDGS CORP    COM       2340801         6,039     102,300  SH         SOLE                    6,039
UNION PAC CORP               COM       2914734         6,274      60,100  SH         SOLE                    6,274
VIACOM INC NEW               COM       B0SRLF4         5,182     101,600  SH         SOLE                    5,182
WellPoint Inc.               COM       2794743         2,513      31,900  SH         SOLE                    2,513
EXXON MOBIL CORP             COM       2326618         5,407      66,440  SH         SOLE                    5,407